Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Columbia Funds Series Trust II
Prospectus Date	rr_ProspectusDate	Jun. 01, 2017
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated October 12, 2017
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Income Builder Fund	6/1/2017
Effective immediately, the changes described in this Supplement are hereby made to the Fund's prospectus.
The information preceding Table 1 under the heading "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
The Fund is a “fund-of-funds” and seeks to achieve its objective by investing in a combination of underlying funds, including mutual funds and exchange-traded funds (ETFs), representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:
The rest of the section remains the same.
The information under the heading "Principal Risks" in the "Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
The rest of the section remains the same.

Columbia Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfstii_SupplementTextBlock
Supplement dated October 12, 2017
to the Prospectus, as supplemented, of the following fund (the Fund):
Fund	Prospectus Dated
Columbia Funds Series Trust II
Columbia Income Builder Fund	6/1/2017
Effective immediately, the changes described in this Supplement are hereby made to the Fund's prospectus.
The information preceding Table 1 under the heading "Principal Investment Strategies" in the "Summary of the Fund" section of the Prospectus is hereby superseded and replaced with the following:
The Fund is a “fund-of-funds” and seeks to achieve its objective by investing in a combination of underlying funds, including mutual funds and exchange-traded funds (ETFs), representing different asset classes, potentially including an allocation to alternative investment strategies. Under normal market conditions, the Fund intends to invest in each asset class within the following target asset allocation ranges:
The rest of the section remains the same.
The information under the heading "Principal Risks" in the "Summary of the Fund" section of the Prospectus is hereby revised to add the following:
Exchange-Traded Fund (ETF) Risk. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses and similar expenses incurred through ownership of the ETF.
The rest of the section remains the same.